Equity - Narrative (Details) - USD ($)						7 Months Ended	12 Months Ended
		Jan. 04, 2017	Aug. 15, 2014	Apr. 28, 2014	Jan. 31, 2013	Aug. 15, 2014	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Class of Stock [Line Items]
Limited partners interest, units outstanding (in units)							63,668,244	36,959,970
Number of common units issued (in units)							19,550,000			4,325,000
Proceeds from equity issuances, net	[1]						$ 189,037,000	$ 0	[2]	$ 170,693,000	[2],[3]
Payments to acquire business	[1]						$ 75,000,000	0	[2]	224,250,000	[2],[3]
Target incentive distribution levels per unit, per quarter (usd per unit)							$ 0.54625
Incentive cash distributions to General Partner							100.00%
Net income allocated to holders of incentive distribution rights	[1]						$ (84,519,000)	27,722,000	[2]	133,941,000	[2],[3]
Quarterly distributions declared to common unitholders							$ 0	$ 43,813,000		$ 88,841,000
Weighted average potentially dilutive common units outstanding (in units)							0	191,890		2,413,520
Expense paid by sponsor on behalf of the Partnership	[1]						$ 1,652,000	$ 2,787,000	[2]	$ 1,600,000	[2],[3]
Limited Partner
Class of Stock [Line Items]
Quarterly distributions declared to common unitholders							0
General Partner and IDRs
Class of Stock [Line Items]
Net income allocated to holders of incentive distribution rights							$ 0	$ 2,622,000		$ 863,000
Minimum
Class of Stock [Line Items]
Incentive distribution rights, distribution levels in percentage							15.00%
Maximum
Class of Stock [Line Items]
Incentive distribution rights, distribution levels in percentage							50.00%
Class B Units
Class of Stock [Line Items]
Class B units converted into common units (in units)			3,750,000							3,750,000
Quarterly distributions declared to common unitholders										$ 2,156,000
Weighted average potentially dilutive common units outstanding (in units)						2,332,503
Hi-Crush Augusta LLC
Class of Stock [Line Items]
Payments to acquire business				$ 224,250,000	$ 37,500,000
Number of preferred equity units acquired				390,000
Management fees paid										$ 492,000
Hi-Crush Augusta LLC | Class B Units
Class of Stock [Line Items]
Issued convertible Class B units (in units)					3,750,000
Hi-Crush Augusta LLC | Preferred Units
Class of Stock [Line Items]
Number of preferred equity units acquired					100,000
Subsequent Event
Class of Stock [Line Items]
Common unit aggregate offering price, maximum amount		$ 50,000,000
Sponsor Owned Common Units
Class of Stock [Line Items]
Limited partners interest, units outstanding (in units)							20,693,643
Ownership interest in Partnership							32.50%
Hi-Crush Partners LP Long Term Incentive Plan
Class of Stock [Line Items]
Weighted average potentially dilutive common units outstanding (in units)								191,890		81,017
Potentially dilutive awards granted and outstanding excluded from diluted earnings per unit calculation (in units)							579,781

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.